Share-based Compensation - Summary of DSUs and PSUs Issued and Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,328	1,943
Granted	682	385
Settled	(656)
Outstanding at ending balance	2,354	2,328
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,210	1,219
Granted	875	400
Settled	(410)	(409)
Outstanding at ending balance	1,675	1,210